UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Center Coast Capital Advisors, LP
Address: 1100 Louisiana Street, Suite 4550
         Houston, TX  77002

13F File Number:  028-14504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Finch
Title:     Chief Compliance Officer
Phone:     713-759-1401

Signature, Place, and Date of Signing:

 /s/  Richard Finch     Houston, TX     February 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $457,770 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104    11496   415480 SH       SOLE                   415480        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101    23217   362875 SH       SOLE                   362875        0        0
CRESTWOOD MIDSTREAM PRTNERS    COM UNITS REPSTG 226372100    20490   645561 SH       SOLE                   645561        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108    34988  1010633 SH       SOLE                  1010633        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    36972  1113941 SH       SOLE                  1113941        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107    35620   767993 SH       SOLE                   767993        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      445     5240 SH       SOLE                     5240        0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    35507   452206 SH       SOLE                   452206        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    11704   169918 SH       SOLE                   169918        0        0
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105    12249   355621 SH       SOLE                   355621        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102    23052   406852 SH       SOLE                   406852        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103    23653   409639 SH       SOLE                   409639        0        0
PAA NAT GAS STORAGE L P        COM UNIT LTD     693139107    11955   637575 SH       SOLE                   637575        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105    36014   490325 SH       SOLE                   490325        0        0
ROSE ROCK MIDSTREAM L P        COM U REP LTD    777149105     1029    50000 SH       SOLE                    50000        0        0
SPECTRA ENERGY PARTNERS LP     COM              84756N109    23285   728559 SH       SOLE                   728559        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108    12467   316428 SH       SOLE                   316428        0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105    23146   620875 SH       SOLE                   620875        0        0
TC PIPELINES LP                UT COM LTD PRT   87233Q108    33953   715856 SH       SOLE                   715856        0        0
TESORO LOGISTICS LP            COM UNIT LP      88160T107    11668   354637 SH       SOLE                   354637        0        0
WESTERN GAS PARTNERS LP        COM UNIT LP IN   958254104    11801   285951 SH       SOLE                   285951        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104    23059   384382 SH       SOLE                   384382        0        0